OTHER RESERVES	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [text block] [Abstract]
Disclosure of reserves within equity [text block]

NOTE 42: OTHER RESERVES

	2019 £m	2018 £m	2017 £m
Other reserves comprise:
Merger reserve	7,763	7,766	7,766
Capital redemption reserve	4,462	4,273	4,115
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	123	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	19	5
Revaluation reserve in respect of available-for-sale financial assets			685
Cash flow hedging reserve	1,504	1,051	1,405
Foreign currency translation reserve	(176)	(164)	(156)
At 31 December	13,695	13,210	13,815

The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.

The capital redemption reserve represents transfers from distributable reserve in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.

The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.

The cash flow hedging reserve represents the cumulative after tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.

The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.

	2019 £m	2018 £m	2017 £m
Merger reserve
At 1 January	7,766	7,766	7,766
Redemption of preference shares (note 41)	(3)	–	–
At 31 December	7,763	7,766	7,766

	2019 £m	2018 £m	2017 £m
Capital redemption reserve
At 1 January	4,273	4,115	4,115
Shares cancelled under share buyback programmes (see below)	189	158	–
At 31 December	4,462	4,273	4,115

On 20 February 2019 the Group announced the launch of a share buyback programme to repurchase outstanding ordinary shares and the programme commenced on 1 March 2019; the Group bought back and cancelled 1,887 million shares under the programme, for a total consideration, including expenses, of £1,095 million. Upon cancellation £189 million, being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.

Under a similar programme in 2018, the Group bought back and cancelled 1,578 million shares for a total consideration, including expenses, of £1,005 million; £158 million was transferred to the capital redemption reserve.

	2019 £m	2018 £m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	279	472

Change in fair value	(30)	(37)
Deferred tax	10	35
	(20)	(2)
Income statement transfer in respect of disposals (note 9)	(196)	(275)
Deferred tax	61	84
	(135)	(191)
Impairment recognised in the income statement	(1)	–
At 31 December	123	279

	2019 £m	2018 £m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	5	(49)

Change in fair value	–	(97)
Deferred tax	12	22
	12	(75)
Realised gains and losses transferred to retained profits	14	151
Deferred tax	(12)	(22)
	2	129
At 31 December	19	5

Movements in other reserves were as follows:

2017 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759

Change in fair value of available-for-sale financial assets	303
Deferred tax	(26)
Current tax	(4)
273
Income statement transfers:
Disposals (note 9)	(446)
Deferred tax	93
Current tax	–
(353)

Impairment	6
Deferred tax	–
6
At 31 December	685

	2019 £m	2018 £m	2017 £m
Cash flow hedging reserve
At 1 January	1,051	1,405	2,136
Change in fair value of hedging derivatives	1,209	234	(363)
Deferred tax	(303)	(69)	121
	906	165	(242)
Income statement transfers	(608)	(701)	(651)
Deferred tax	155	182	162
	(453)	(519)	(489)
At 31 December	1,504	1,051	1,405

	2019 £m	2018 £m	2017 £m
Foreign currency translation reserve
At 1 January	(164)	(156)	(124)
Currency translation differences arising in the year	(12)	(8)	(21)
Foreign currency gains on net investment hedges (tax: £nil)	–	–	(11)
At 31 December	(176)	(164)	(156)